Stock options (Tables)	12 Months Ended
May 31, 2020
Stock options
Summary of changes in stock options

	May 31, 2020		May 31, 2019
	Number of options	Weighted average price	Number of options	Weighted average price
Outstanding, beginning of the year	7,814,996	$11.05	8,956,195	$7.60
Exercised during the year	(1,566,331)	3.86	(3,164,174)	4.05
Issued during the year	1,894,128	7.98	3,005,000	13.05
Forfeited during the year	(2,260,322)	11.10	(982,025)	8.27

Outstanding, end of the year	5,882,471	$11.95	7,814,996	$11.05

Exercisable, end of the year	3,873,497	$12.26	4,474,966	$9.54

Schedule of outstanding options

Expiry date	Weighted average exercise price	Number of options	Vested and exercisable
June 2020	$5.44	50,000	50,000
July 2020	$5.24	213,027	213,027
October 2020	$6.90	20,000	20,000
November 2020	$9.05	20,000	20,000
December 2020	$5.25	300,000	50,000
December 2020	$14.06	100,000	100,000
January 2021	$21.70	10,000	10,000
January 2021	$22.89	110,000	80,000
March 2021	$14.39	20,000	20,000
March 2021	$9.98	200,000	200,000
March 2021	$12.39	50,000	50,000
April 2021	$11.40	333,334	283,334
May 2021	$20.19	858,500	575,164
June 2021	$1.40	1,668	1,668
June 2021	$11.78	50,000	33,333
August 2021	$1.64	65,000	65,000
September 2021	$19.38	50,000	33,333
October 2022	$6.90	37,000	37,000
July 2023	$11.51	60,000	19,998
July 2023	$11.85	328,000	101,332
September 2023	$19.38	113,334	59,998
October 2023	$19.70	40,000	13,332
February 2024	$12.77	125,000	74,996
February 2024	$13.31	1,000,000	1,000,000
April 2024	$11.45	60,000	19,998
June 2024	$9.15	300,000	—
June 2024	$9.70	50,000	—
August 2024	$9.13	467,642	—
October 2024	$6.63	300,000	300,000
November 2024	$6.26	291,315	183,333
July 2027	$2.52	59,689	59,689
November 2027	$6.29	39,792	39,792
March 2028	$12.29	119,378	119,378
March 2028	$14.38	39,792	39,792

Outstanding, end of the year	$11.95	5,882,471	3,873,497